Commitments And Contingencies-Schedule of Maturities of Operating Lease Liabilities (Details)	Sep. 30, 2025 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026	$ 611,303
2027	103,901
Finance Lease, Liability, to be Paid, Total	715,204
Less: imputed interest	(34,759)
Total minimum payments	$ 680,445